Pioneer Global Multisector Income Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A PGABX Class C PGCBX Class Y PGYBX

Shares		Value
	UNAFFILIATED ISSUERS - 95.0%
	CONVERTIBLE PREFERRED STOCKS - 0.7% of Net Assets
	Banks - 0.7%
94(a)	Bank of America Corp., 7.25%	$133,239
95(a)	Wells Fargo & Co., 7.5%	132,103
	Total Banks	$265,342
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $238,057)	$265,342

	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 0.4% of Net Assets
	69,475	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	$73,357
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	102,195
		TOTAL ASSET BACKED SECURITIES
		(Cost $169,474)	$175,552
		COLLATERALIZED MORTGAGE OBLIGATIONS - 6.8% of Net Assets
	100,000(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.825% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	$100,000
	80,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	83,461
	50,000(c)	BANK, Series 2017-BNK8, Class B, 3.929%, 11/15/50	53,264
	51,618(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37 (144A)	–
	150,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	159,974
	2,269(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.491%, 12/25/33	2,269
	100,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	107,674
	75,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	79,592
	100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	103,316
	250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	223,530
	100,000(b)	CLNS Trust, Series 2017-IKPR, Class C, 3.469% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	99,998
	88,009	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	88,997
	50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	50,966
	100,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	100,063
	100,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.543%, 8/10/48	106,934
	239,308	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	249,159
	50,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48	53,048
	4,032	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	4,193
	45,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.209%, 9/25/45 (144A)	46,006
	50,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	51,676
	20,669	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	21,624
	16,873	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	18,301
	192,337	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	191,384
	100,000(b)	IMT Trust, Series 2017-APTS, Class BFL, 3.275% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	100,000
	37,771(b)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.811% (3 Month USD LIBOR + 50 bps), 9/27/35	36,507
	18,132	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	18,602
	75,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	76,060
	197,387(c)	JP Morgan Mortgage Trust, Series 2019-5, Class A3, 4.0%, 11/25/49 (144A)	202,035
	50,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.236%, 4/15/48 (144A)	46,326
	105,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	95,230
	68(b)	RALI Trust, Series 2002-QS16, Class A2, 2.816% (1 Month USD LIBOR + 55 bps), 3/25/32	69
	193,452(c)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	189,954
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,700,133)	$2,760,212
		CORPORATE BONDS - 37.5% of Net Assets
		Aerospace/Defense - 0.1%
	40,000	United Technologies Corp., 4.125%, 11/16/28	$44,203
		Total Aerospace/Defense	$44,203
		Agriculture - 1.1%
EUR	160,000	Altria Group, Inc., 3.125%, 6/15/31	$201,876
EUR	100,000	BAT Capital Corp., 1.125%, 11/16/23	115,219

	Principal
	Amount
	USD ($)		Value
		Agriculture - (continued)
EUR	100,000	Imperial Brands Finance Plc, 2.25%, 2/26/21	$114,340
		Total Agriculture	$431,435
		Auto Manufacturers - 0.5%
	110,000	Ford Motor Co., 4.346%, 12/8/26	$110,909
	90,000	General Motors Co., 6.6%, 4/1/36	102,484
		Total Auto Manufacturers	$213,393
		Banks - 9.4%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$224,000
EUR	200,000(c)	Barclays Plc, 2.625% (5 Year EUR Swap Rate + 245 bps), 11/11/25	224,962
EUR	150,000	BNP Paribas SA, 2.375%, 2/17/25	182,063
EUR	200,000	BPCE SA, 2.875%, 4/22/26	253,799
	75,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	77,680
	200,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	211,750
EUR	200,000(a)(c)	Erste Group Bank AG, 8.875% (5 Year EUR Swap Rate + 902 bps)	254,652
	150,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	130,500
EUR	100,000	Goldman Sachs Group, Inc., 1.625%, 7/27/26	119,991
	105,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	113,092
EUR	100,000	HSBC Holdings Plc, 0.875%, 9/6/24	114,769
EUR	200,000(c)	ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28	242,075
EUR	200,000(a)(c)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	253,839
	128,000(a)(c)	JPMorgan Chase & Co., 5.0% (3 Month SOFR + 338 bps)	129,280
EUR	200,000(a)(c)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	227,916
EUR	100,000(b)	Mediobanca Banca di Credito Finanziario S.p.A., 0.488% (3 Month EURIBOR + 80 bps), 5/18/22	110,424
EUR	100,000	Nykredit Realkredit AS, 0.75%, 7/14/21	112,697
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	195,984
	200,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	208,250
EUR	200,000	UBS Group Funding Switzerland AG, 1.75%, 11/16/22	234,570
	200,000(a)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	211,000
		Total Banks	$3,833,293
		Beverages - 0.6%
	115,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$142,761
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	106,731
		Total Beverages	$249,492
		Biotechnology - 0.3%
	115,000	Biogen, Inc., 5.2%, 9/15/45	$131,275
		Total Biotechnology	$131,275
		Building Materials - 0.9%
EUR	100,000	Buzzi Unicem S.p.A., 2.125%, 4/28/23	$116,154
EUR	100,000	HeidelbergCement AG, 2.25%, 6/3/24	121,805
EUR	100,000	Holcim Finance Luxembourg SA, 2.25%, 5/26/28	124,659
		Total Building Materials	$362,618
		Chemicals - 0.4%
EUR	100,000	Arkema SA, 1.5%, 1/20/25	$119,745
	28,000	CF Industries, Inc., 5.375%, 3/15/44	26,320
	23,000	Dow Chemical Co., 4.8%, 5/15/49 (144A)	24,427
		Total Chemicals	$170,492
		Commercial Services - 0.3%
EUR	100,000	Brisa Concessao Rodoviaria SA, 2.0%, 3/22/23	$119,169
		Total Commercial Services	$119,169
		Diversified Financial Services - 0.5%
	56,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$56,564
	125,000	Capital One Financial Corp., 4.25%, 4/30/25	133,840
		Total Diversified Financial Services	$190,404
		Electric - 1.6%
GBP	125,000	Cadent Finance Plc, 2.125%, 9/22/28	$155,306
EUR	100,000	Coentreprise de Transport d'Electricite SA, 0.875%, 9/29/24	116,099
	5,000	Edison International, 2.4%, 9/15/22	4,895
EUR	100,000	EDP Finance BV, 1.875%, 9/29/23	119,744
GBP	75,000	innogy Finance BV, 5.625%, 12/6/23	108,344
	85,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	89,115
	65,000	Sempra Energy, 3.4%, 2/1/28	65,885
		Total Electric	$659,388
		Electrical Components & Equipment - 0.6%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$114,303
EUR	100,000	Legrand SA, 1.875%, 7/6/32	127,617
		Total Electrical Components & Equipment	$241,920
		Electronics - 0.6%
	41,000	Amphenol Corp., 3.2%, 4/1/24	$42,093
	63,000	Amphenol Corp., 4.35%, 6/1/29	69,200
	115,000	Flex, Ltd., 4.875%, 6/15/29	119,393
		Total Electronics	$230,686
		Engineering & Construction - 0.3%
EUR	100,000(a)(c)	Ferrovial Netherlands BV, 2.124% (5 Year EUR Swap Rate + 213 bps)	$106,142
		Total Engineering & Construction	$106,142
		Entertainment - 0.1%
	28,000	Scientific Games International, Inc., 10.0%, 12/1/22	$29,190
		Total Entertainment	$29,190

	Principal
	Amount
	USD ($)		Value
		Forest Products & Paper - 0.1%
	50,000	International Paper Co., 4.8%, 6/15/44	$52,598
	5,000	International Paper Co., 6.0%, 11/15/41	5,956
		Total Forest Products & Paper	$58,554
		Gas - 0.3%
	15,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$15,350
	77,214	Nakilat, Inc., 6.267%, 12/31/33 (144A)	89,854
		Total Gas	$105,204
		Healthcare-Products - 0.1%
	24,000	Abbott Laboratories, 3.75%, 11/30/26	$25,896
		Total Healthcare-Products	$25,896
		Healthcare-Services - 0.8%
	38,000	Anthem, Inc., 3.35%, 12/1/24	$39,071
	40,000	Anthem, Inc., 3.65%, 12/1/27	41,427
	6,000	Anthem, Inc., 4.101%, 3/1/28	6,382
	80,000	Humana, Inc., 3.95%, 3/15/27	84,092
	173,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	173,035
		Total Healthcare-Services	$344,007
		Insurance - 3.9%
EUR	100,000(a)(c)	Allianz SE, 3.375% (10 Year EUAMDB + 320 bps)	$122,507
EUR	200,000	Assicurazioni Generali S.p.A., 4.125%, 5/4/26	253,544
EUR	100,000(c)	Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43	129,990
EUR	100,000(a)(c)	AXA SA, 3.875% (11 Year EUR Swap Rate + 325 bps)	125,461
	60,000	AXA SA, 8.6%, 12/15/30	86,192
	16,000	CNO Financial Group, Inc., 5.25%, 5/30/25	17,240
	9,000	CNO Financial Group, Inc., 5.25%, 5/30/29	9,720
EUR	100,000(c)	CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40	117,922
	35,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	35,868
	20,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	22,378
	100,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	99,000
	100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	142,397
EUR	100,000(c)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.25% (3 Month EURIBOR + 495 bps), 5/26/42	129,955
EUR	100,000(a)(c)	NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)	123,037
	60,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	63,783
	100,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	118,195
		Total Insurance	$1,597,189
		Internet - 0.5%
	125,000	Booking Holdings, Inc., 3.55%, 3/15/28	$131,739
	50,000	Expedia Group, Inc., 3.8%, 2/15/28	51,352
		Total Internet	$183,091
		Iron & Steel - 0.5%
	200,000	Gerdau Trade, Inc., 4.875%, 10/24/27 (144A)	$212,750
		Total Iron & Steel	$212,750
		Lodging - 0.3%
EUR	100,000	Accor SA, 1.25%, 1/25/24	$114,529
		Total Lodging	$114,529
		Media - 1.1%
	60,000	Comcast Corp., 4.15%, 10/15/28	$66,126
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	208,500
EUR	150,000	Sky, Ltd., 1.5%, 9/15/21	172,036
		Total Media	$446,662
		Mining - 0.3%
EUR	100,000	Anglo American Capital Plc, 3.25%, 4/3/23	$124,007
		Total Mining	$124,007
		Multi-National - 1.2%
	340,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$353,478
TRY	170,000	European Bank for Reconstruction & Development, 27.5%, 10/2/19	30,621
IDR	1,160,000,000	Inter-American Development Bank, 7.875%, 3/14/23	86,373
		Total Multi-National	$470,472
		Oil & Gas - 1.6%
	40,000	Apache Corp., 4.25%, 1/15/30	$39,766
	65,000	Apache Corp., 4.375%, 10/15/28	65,991
	95,000	EQT Corp., 3.9%, 10/1/27	84,853
	80,000	Marathon Petroleum Corp., 5.375%, 10/1/22	81,136
	65,000	Noble Energy, Inc., 5.25%, 11/15/43	70,887
EUR	200,000(c)	Repsol International Finance BV, 4.5% (EUR Swap Rate + 420 bps), 3/25/75	251,918
	29,000	Valero Energy Corp., 6.625%, 6/15/37	37,090
ARS	2,154,200	YPF SA, 16.5%, 5/9/22 (144A)	29,755
		Total Oil & Gas	$661,396
		Pharmaceuticals - 1.7%
EUR	100,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	$112,074
	116,000	Cardinal Health, Inc., 3.079%, 6/15/24	116,074
	45,000	Cigna Corp., 4.375%, 10/15/28 (144A)	48,805
	11,268	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	12,616
	200,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	199,188
	206,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	208,160
		Total Pharmaceuticals	$696,917

	Principal
	Amount
	USD ($)		Value
		Pipelines - 2.8%
	40,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	$41,451
	100,000	Enable Midstream Partners LP, 4.4%, 3/15/27	100,204
	75,000	Enable Midstream Partners LP, 4.95%, 5/15/28	77,691
	100,000	Energy Transfer Operating LP, 5.875%, 1/15/24	111,062
	60,000	Energy Transfer Operating LP, 6.0%, 6/15/48	68,976
	155,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	132,137
	20,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	17,300
	125,000	MPLX LP, 4.875%, 12/1/24	136,218
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	128,298
	60,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	65,401
	60,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	67,444
	90,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	92,386
	57,000	Williams Cos., Inc., 5.75%, 6/24/44	66,290
	13,000	Williams Cos., Inc., 7.75%, 6/15/31	17,106
		Total Pipelines	$1,121,964
		Real Estate - 0.9%
EUR	100,000	Akelius Residential Property AB, 1.125%, 3/14/24	$113,954
EUR	100,000	Annington Funding Plc, 1.65%, 7/12/24	115,539
EUR	100,000(a)(c)	ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)	115,613
		Total Real Estate	$345,106
		REITS - 1.4%
	25,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$26,247
EUR	200,000	GELF Bond Issuer I SA, 0.875%, 10/20/22	227,510
	60,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	62,118
	35,000	Highwoods Realty LP, 3.625%, 1/15/23	35,954
EUR	100,000	Merlin Properties Socimi SA, 2.225%, 4/25/23	119,020
	50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	50,041
	27,000	UDR, Inc., 4.0%, 10/1/25	28,605
	42,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	40,057
		Total REITS	$589,552
		Retail - 0.2%
	75,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$76,693
		Total Retail	$76,693
		Savings & Loans - 0.3%
EUR	100,000	Leeds Building Society, 1.375%, 5/5/22	$114,511
		Total Savings & Loans	$114,511
		Software - 0.3%
EUR	100,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	$114,191
		Total Software	$114,191
		Telecommunications - 1.6%
	200,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	$137,500
	40,000	Frontier Communications Corp., 7.125%, 1/15/23	23,600
GBP	100,000	Koninklijke KPN NV, 5.0%, 11/18/26	140,556
EUR	125,000(a)(c)	Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)	166,836
	50,000	Sprint Corp., 7.25%, 9/15/21	53,687
	20,000	Sprint Corp., 7.625%, 3/1/26	22,351
EUR	100,000	Telekom Finanzmanagement GmbH, 3.5%, 7/4/23	126,631
		Total Telecommunications	$671,161
		Water - 0.3%
EUR	100,000	FCC Aqualia SA, 1.413%, 6/8/22	$114,655
		Total Water	$114,655
		TOTAL CORPORATE BONDS
		(Cost $15,063,981)	$15,201,607
		FOREIGN GOVERNMENT BONDS - 23.3% of Net Assets
		Angola - 0.5%
	200,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$212,635
		Total Angola	$212,635
		Argentina - 2.0%
	100,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$82,750
	300,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	256,500
	250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	230,900
	300,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	252,003
		Total Argentina	$822,153
		Austria - 0.2%
EUR	50,000	Republic of Austria Government Bond, 4.15%, 3/15/37 (144A)	$93,158
		Total Austria	$93,158
		Bahrain - 0.6%
	200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$226,000
		Total Bahrain	$226,000
		Dominican Republic - 0.4%
DOP	8,000,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$158,117
		Total Dominican Republic	$158,117
		Ecuador - 0.0%†
	13,158(b)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.979% (3 Month USD LIBOR + 563 bps), 9/24/19	$13,191
		Total Ecuador	$13,191

	Principal
	Amount
	USD ($)		Value
		Egypt - 1.6%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$105,628
	269,000	Egypt Government International Bond, 7.6%, 3/1/29 (144A)	287,997
EGP	1,050,000	Egypt Treasury Bills, 17.5%, 3/3/20	57,465
EGP	3,875,000	Egypt Treasury Bills, 18.061%, 2/4/20	214,772
		Total Egypt	$665,862
		Indonesia - 0.6%
IDR	3,744,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$246,262
		Total Indonesia	$246,262
		Japan - 4.6%
JPY	75,000,000	Japan Government Thirty Year Bond, 0.8%, 12/20/47	$776,893
JPY	110,000,000	Japan Government Twenty Year Bond, 0.6%, 12/20/37	1,091,150
		Total Japan	$1,868,043
		Kenya - 0.5%
	200,000	Kenya Government International Bond, 7.25%, 2/28/28 (144A)	$208,030
		Total Kenya	$208,030
		Mexico - 1.7%
MXN	300,000	Mexican Bonos, 7.5%, 6/3/27	$15,700
MXN	8,955,000	Mexican Bonos, 8.0%, 12/7/23	479,872
MXN	3,605,321	Mexican Udibonos, 2.0%, 6/9/22	181,185
		Total Mexico	$676,757
		Oman - 1.0%
	200,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$195,556
	200,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	197,700
		Total Oman	$393,256
		Portugal - 0.3%
EUR	100,000	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23 (144A)	$135,631
		Total Portugal	$135,631
		Senegal - 0.5%
	200,000	Senegal Government International Bond, 6.25%, 5/23/33 (144A)	$198,110
		Total Senegal	$198,110
		Sri Lanka - 1.1%
	220,000	Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)	$223,838
	225,000	Sri Lanka Government International Bond, 7.85%, 3/14/29 (144A)	233,706
		Total Sri Lanka	$457,544
		Sweden - 0.7%
SEK	2,300,000	Sweden Government Bond, 2.5%, 5/12/25	$279,911
		Total Sweden	$279,911
		Turkey - 0.6%
	250,000	Turkey Government International Bond, 3.25%, 3/23/23	$230,978
		Total Turkey	$230,978
		Ukraine - 0.6%
	200,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$221,911
		Total Ukraine	$221,911
		United Kingdom - 4.1%
GBP	475,000	United Kingdom Gilt, 0.5%, 7/22/22	$580,217
GBP	450,000	United Kingdom Gilt, 3.5%, 1/22/45	806,834
GBP	150,000	United Kingdom Gilt, 4.25%, 9/7/39	281,752
		Total United Kingdom	$1,668,803
		Uruguay - 1.7%
UYU	15,035,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$395,635
UYU	9,771,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	288,562
		Total Uruguay	$684,197
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $9,382,151)	$9,460,549

Face
Amount
USD ($)		Value
	INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(e)
	Reinsurance Sidecars - 0.1%
	Multiperil - Worldwide - 0.1%
30,000+(f)(g)	Lorenz Re 2017, 3/31/20	$513
30,000+(f)(g)	Lorenz Re 2018, 7/1/21	6,183
30,000+(h)	Pangaea Re 2015-2, 11/30/19	27
30,000+(h)	Pangaea Re 2016-1, 11/30/20	99
50,000+(g)(h)	Pangaea Re 2017-1, 11/30/21	805
50,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	2,940
40,962+(g)(h)	Pangaea Re 2019-1, 2/1/23	42,056
	Total Reinsurance Sidecars	$52,623
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $75,048)	$52,623

Principal
Amount
USD ($)		Value
	MUNICIPAL BONDS - 0.1% of Net Assets(i)
	Municipal General - 0.1%
30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$32,739
	Total Municipal General	$32,739
	Municipal Higher Education - 0.0%†
15,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	$21,233
	Total Municipal Higher Education	$21,233
	TOTAL MUNICIPAL BONDS
	(Cost $50,849)	$53,972
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.5% of Net Assets*(b)
	Automobile - 0.5%
81,170	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.522% (LIBOR + 225 bps), 4/6/24	$79,889
107,458	CWGS Group LLC, Term Loan, 5.152% (LIBOR + 275 bps), 11/8/23	100,943
	Total Automobile	$180,832
	Broadcasting & Entertainment - 0.3%
98,734	Sinclair Television Group, Inc., Tranche B Term Loan, 4.49% (LIBOR + 225 bps), 1/3/24	$98,796
40,813	UPC Financing Partnership, Facility AR, 4.854% (LIBOR + 250 bps), 1/15/26	40,853
	Total Broadcasting & Entertainment	$139,649
	Chemicals, Plastics & Rubber - 0.4%
98,750	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term	$98,466
	B-3 Dollar Loan, 4.08% (LIBOR + 175 bps), 6/1/24
45,679	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.756% (LIBOR + 250 bps), 2/8/25	45,707
	Total Chemicals, Plastics & Rubber	$144,173
	Computers & Electronics - 0.5%
25,823	Energy Acquisition LP, (aka Electrical Components International), First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/26/25	$25,177
123,438	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.984% (LIBOR + 175 bps), 1/2/26	121,737
57,489	Microchip Technology, Inc., Initial Term Loan, 4.24% (LIBOR + 200 bps), 5/29/25	57,579
	Total Computers & Electronics	$204,493
	Diversified & Conglomerate Service - 0.7%
95,742	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.234% (LIBOR + 200 bps), 4/2/25	$95,921
19,992	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.734% (LIBOR + 250 bps), 3/1/24	19,977
49,395	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.234% (LIBOR + 300 bps), 2/3/25	48,222
49,377	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.984% (LIBOR + 275 bps), 2/2/25	49,387
74,250	West Corp., Incremental Term B-1 Loan, 6.022% (LIBOR + 350 bps), 10/10/24	68,774
	Total Diversified & Conglomerate Service	$282,281
	Electric & Electrical - 0.0%†
7,898	Rackspace Hosting, Inc., First Lien Term B Loan, 5.576% (LIBOR + 300 bps), 11/3/23	$7,357
	Total Electric & Electrical	$7,357
	Electronics - 0.1%
49,375	Scientific Games International, Inc., Initial Term B-5 Loan, 4.984% (LIBOR + 275 bps), 8/14/24	$49,210
	Total Electronics	$49,210
	Environmental Services - 0.2%
99,027	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.234% (LIBOR + 300 bps), 5/30/25	$98,429
	Total Environmental Services	$98,429
	Financial Services - 0.1%
46,788	RPI Finance Trust, Initial Term Loan B-6, 4.234% (LIBOR + 200 bps), 3/27/23	$47,110
	Total Financial Services	$47,110
	Healthcare & Pharmaceuticals - 0.5%
98,000	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.5% (LIBOR + 425 bps), 4/29/24	$89,106
36,268	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	36,460
80,978	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.875% (LIBOR + 550 bps), 2/22/24	80,927
	Total Healthcare & Pharmaceuticals	$206,493
	Healthcare, Education & Childcare - 0.5%
49,364	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.77% (LIBOR + 350 bps), 5/10/23	$48,747
48,756	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	48,835
98,496	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.272% (LIBOR + 275 bps), 6/10/22	98,599
	Total Healthcare, Education & Childcare	$196,181
	Hotel, Gaming & Leisure - 0.1%
48,875	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.484% (LIBOR + 225 bps), 2/16/24	$48,991
	Total Hotel, Gaming & Leisure	$48,991
	Insurance - 0.4%
45,771	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.234% (LIBOR + 300 bps), 11/3/24	$45,936
48,985	Integro Parent, Inc., First Lien Initial Term Loan, 8.243% (LIBOR + 575 bps), 10/31/22	48,006

	Principal
	Amount
	USD ($)		Value
		Insurance - (continued)
	49,372	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	$48,775
		Total Insurance	$142,717
		Leasing - 0.4%
	94,711	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.022% (LIBOR + 175 bps), 1/15/25	$95,058
	74,063	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.152% (LIBOR + 375 bps), 9/11/23	74,094
		Total Leasing	$169,152
		Manufacturing - 0.2%
	66,156	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.028% (LIBOR + 175 bps), 10/19/24	$66,263
		Total Manufacturing	$66,263
		Media - 0.2%
	31,614	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.575% (LIBOR + 225 bps), 1/15/26	$ 31,338
	49,375	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.825% (LIBOR + 250 bps), 1/25/26	49,066
		Total Media	$80,404
		Metals & Mining - 0.2%
	48,484	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.07% (LIBOR + 275 bps), 12/22/23	$48,651
	48,265	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.484% (LIBOR + 225 bps), 6/14/21	48,355
		Total Metals & Mining	$97,006
		Personal, Food & Miscellaneous Services - 0.2%
	97,739	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	$82,834
		Total Personal, Food & Miscellaneous Services	$82,834
		Professional & Business Services - 0.3%
	98,750	Lamar Media Corp., Term B Loan, 4.125% (LIBOR + 175 bps), 3/14/25	$99,058
		Total Professional & Business Services	$99,058
		Telecommunications - 0.5%
	18,467	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.234% (LIBOR + 200 bps), 2/15/24	$18,526
	99,000	SBA Senior Finance II LLC, Initial Term Loan, 4.24% (LIBOR + 200 bps), 4/11/25	98,897
	98,244	Sprint Communications, Inc., Initial Term Loan, 4.75% (LIBOR + 250 bps), 2/2/24	98,079
		Total Telecommunications	$215,502
		Utilities - 0.2%
	67,562	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.234% (LIBOR + 200 bps), 8/4/23	$67,744
		Total Utilities	$67,744
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $2,661,926)	$2,625,879
		SUPRANATIONAL BOND - 0.3% of Net Assets
AUD	185,000	International Bank for Reconstruction & Development, 5.75%, 10/21/19	$127,830
		TOTAL SUPRANATIONAL BOND
		(Cost $181,499)	$127,830
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.1% of Net Assets
	19,199	Fannie Mae, 3.0%, 5/1/31	$19,626
	36,247	Fannie Mae, 3.0%, 2/1/43	36,936
	24,770	Fannie Mae, 3.0%, 3/1/43	25,241
	23,772	Fannie Mae, 3.0%, 5/1/43	24,224
	26,949	Fannie Mae, 3.0%, 5/1/43	27,457
	26,865	Fannie Mae, 3.0%, 6/1/45	27,313
	20,374	Fannie Mae, 3.0%, 9/1/46	20,675
	40,227	Fannie Mae, 3.0%, 10/1/46	40,821
	56,197	Fannie Mae, 3.0%, 11/1/46	57,025
	40,101	Fannie Mae, 3.0%, 1/1/47	40,814
	30,817	Fannie Mae, 3.0%, 3/1/47	31,270
	40,364	Fannie Mae, 3.5%, 6/1/42	42,068
	104,746	Fannie Mae, 3.5%, 9/1/42	109,160
	109,681	Fannie Mae, 3.5%, 5/1/44	114,287
	28,339	Fannie Mae, 3.5%, 2/1/45	29,622
	74,451	Fannie Mae, 3.5%, 2/1/45	77,885
	18,344	Fannie Mae, 3.5%, 6/1/45	19,003
	14,649	Fannie Mae, 3.5%, 8/1/45	15,139
	36,501	Fannie Mae, 3.5%, 8/1/45	37,731
	18,116	Fannie Mae, 3.5%, 9/1/45	18,927
	54,189	Fannie Mae, 3.5%, 9/1/45	56,205
	82,416	Fannie Mae, 3.5%, 10/1/45	85,341
	18,030	Fannie Mae, 3.5%, 1/1/46	18,617
	19,480	Fannie Mae, 3.5%, 7/1/46	20,086
	32,265	Fannie Mae, 3.5%, 9/1/46	33,447
	60,911	Fannie Mae, 3.5%, 12/1/46	62,834
	31,488	Fannie Mae, 3.5%, 1/1/47	32,590
	38,047	Fannie Mae, 3.5%, 1/1/47	39,590
	39,794	Fannie Mae, 3.5%, 1/1/47	41,045
	32,047	Fannie Mae, 4.0%, 10/1/40	34,215

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
63,815	Fannie Mae, 4.0%, 1/1/42	$67,659
13,388	Fannie Mae, 4.0%, 2/1/42	14,243
22,966	Fannie Mae, 4.0%, 5/1/42	24,346
35,427	Fannie Mae, 4.0%, 11/1/43	37,737
14,473	Fannie Mae, 4.0%, 10/1/44	15,257
68,670	Fannie Mae, 4.0%, 11/1/44	72,360
56,033	Fannie Mae, 4.0%, 10/1/45	59,159
41,964	Fannie Mae, 4.0%, 12/1/45	44,163
31,216	Fannie Mae, 4.0%, 6/1/46	32,811
29,938	Fannie Mae, 4.0%, 8/1/46	31,450
17,986	Fannie Mae, 4.0%, 11/1/46	18,958
20,339	Fannie Mae, 4.0%, 11/1/46	21,264
130,696	Fannie Mae, 4.0%, 1/1/47	137,467
19,876	Fannie Mae, 4.0%, 4/1/47	20,904
31,480	Fannie Mae, 4.0%, 4/1/47	32,970
35,234	Fannie Mae, 4.0%, 4/1/47	36,995
20,981	Fannie Mae, 4.0%, 6/1/47	21,948
63,704	Fannie Mae, 4.0%, 6/1/47	66,507
18,032	Fannie Mae, 4.0%, 7/1/47	18,818
33,925	Fannie Mae, 4.0%, 8/1/47	35,401
40,210	Fannie Mae, 4.0%, 12/1/47	41,884
136,853	Fannie Mae, 4.0%, 4/1/48	142,347
28,000	Fannie Mae, 4.0%, 8/1/49 (TBA)	28,984
191,000	Fannie Mae, 4.0%, 9/1/49 (TBA)	197,650
11,233	Fannie Mae, 4.5%, 4/1/41	12,124
8,498	Fannie Mae, 4.5%, 5/1/41	9,191
24,087	Fannie Mae, 4.5%, 11/1/43	25,827
27,316	Fannie Mae, 4.5%, 2/1/44	29,235
34,701	Fannie Mae, 4.5%, 2/1/44	37,177
26,591	Fannie Mae, 4.5%, 5/1/46	28,229
32,846	Fannie Mae, 4.5%, 2/1/47	34,736
18,000	Fannie Mae, 4.5%, 8/1/49 (TBA)	18,877
26,188	Fannie Mae, 5.0%, 8/1/31	27,806
12,583	Fannie Mae, 5.0%, 6/1/40	13,739
7,866	Fannie Mae, 5.5%, 10/1/35	8,757
11,487	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	11,709
13,594	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	13,861
26,274	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	26,790
30,493	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	31,091
51,318	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	52,326
13,871	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	14,144
20,364	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	20,678
20,834	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	21,150
61,789	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	62,735
14,423	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	15,042
75,393	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	78,624
91,871	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	95,134
16,427	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	16,947
67,651	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	70,567
28,666	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	29,768
78,425	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	81,774
94,148	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	98,028
59,376	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	61,823
89,886	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	95,066
149,464	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	157,714
11,130	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	11,734
17,817	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	18,750
27,810	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	29,352
19,719	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	20,733
19,971	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	20,989
38,398	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	40,273
41,351	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	43,487
86,951	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	91,120
101,517	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	106,322
185,704	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	193,767
131,110	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	136,700
34,762	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	37,519
56,224	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	59,423
17,165	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	18,724
20,007	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	21,823
3,093	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	3,371
5,825	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	6,360
10,170	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	11,280
14,325	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	16,769
23,522	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	26,263
43,607	Government National Mortgage Association I, 3.5%, 11/15/41	45,368
8,042	Government National Mortgage Association I, 3.5%, 10/15/42	8,381
27,458	Government National Mortgage Association I, 3.5%, 8/15/46	28,446

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
30,491	Government National Mortgage Association I, 4.0%, 4/15/45	$ 32,371
41,455	Government National Mortgage Association I, 4.0%, 6/15/45	44,016
23,173	Government National Mortgage Association I, 4.5%, 1/15/40	25,043
19,075	Government National Mortgage Association I, 4.5%, 9/15/40	20,604
7,826	Government National Mortgage Association I, 4.5%, 10/15/40	8,451
16,473	Government National Mortgage Association I, 4.5%, 7/15/41	17,784
28,841	Government National Mortgage Association II, 3.0%, 9/20/46	29,632
25,554	Government National Mortgage Association II, 4.5%, 9/20/41	27,364
57,073	Government National Mortgage Association II, 4.5%, 9/20/44	59,476
16,068	Government National Mortgage Association II, 4.5%, 10/20/44	17,026
34,090	Government National Mortgage Association II, 4.5%, 11/20/44	36,115
127,572	Government National Mortgage Association II, 4.5%, 4/20/48	133,101
800,000(j)	U.S. Treasury Bills, 8/27/19	798,865
207,000	U.S. Treasury Bonds, 3.0%, 2/15/49	227,190
392,529	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	405,356
243,182	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	258,074
430,982	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	459,579
235,091	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	252,327
107,000	U.S. Treasury Notes, 2.625%, 2/15/29	112,580
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $7,566,618)	$7,723,053

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.2%
1,000,000	Put EUR Call USD	Bank of America NA	EUR	14,987	EUR	1.15	9/23/19	$37,423
825,000	Put EUR Call USD	Bank of America NA	EUR	11,993	EUR	1.12	1/17/20	12,197
1,230,000	Put EUR Call USD	Bank of America NA	EUR	16,929	EUR	1.13	1/9/20	24,338
								$73,958
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $43,909)							$73,958
	TOTAL OPTIONS PURCHASED
	(Premiums paid $43,909)							$73,958

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.0%
	(Cost $38,133,645)							$38,520,577

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 3.7%
	CLOSED-END FUND - 3.7% of Net Assets
171,396(k)	Pioneer ILS Interval Fund	$ 94,988	$ –	$ (214,245)	$1,494,577
	Total				$1,494,577
	TOTAL CLOSED-END FUND
	(Cost $1,707,478)				$1,494,577
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 3.7%
	(Cost $1,707,478)				$1,494,577

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(1,000,000)	Put USD Call EUR	Bank of America NA	EUR	14,987	EUR	1.27	9/23/19	$–
(825,000)	Put USD Call EUR	Bank of America NA	EUR	11,993	EUR	1.23	1/17/20	(456)
(1,230,000)	Put USD Call EUR	Bank of America NA	EUR	16,929	EUR	1.25	1/9/20	(250)
								$(706)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(43,909))							$(706)
	OTHER ASSETS AND LIABILITIES - 1.3%							$542,996
	NET ASSETS - 100.0%							$40,557,444

bps	Basis Points.
EUAMBD	Euribor ICE Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $8,372,428, or 20.6% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2019.
(e)	Securities are restricted as to resale.
(f)	Issued as preference shares.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	575,000	NZD	(601,840)	Citibank NA	8/28/19	$(1,137)
COP	639,775,000	USD	(200,655)	Citibank NA	10/25/19	(6,676)
CZK	11,565,370	USD	(505,776)	Citibank NA	9/26/19	(6,657)
NOK	5,313,912	USD	(627,491)	Citibank NA	8/28/19	(26,520)
AUD	621,495	USD	(432,966)	Goldman Sachs International	9/26/19	(7,044)
SEK	7,560,422	USD	(803,574)	Goldman Sachs International	9/26/19	(18,105)
EUR	4,591,614	USD	(5,140,898)	JPMorgan Chase Bank NA	9/26/19	(27,617)
INR	16,386,000	USD	(235,208)	JPMorgan Chase Bank NA	10/25/19	463
JPY	21,330,318	USD	(199,730)	JPMorgan Chase Bank NA	8/28/19	(3,223)
USD	293,516	EUR	(256,991)	JPMorgan Chase Bank NA	8/28/19	8,000
CHF	410,623	USD	(417,070)	State Street Bank & Trust Co.	9/26/19	(1,490)
JPY	477,677,018	USD	(4,388,799)	State Street Bank & Trust Co.	8/28/19	11,831
USD	812,836	JPY	(89,186,498)	State Street Bank & Trust Co.	8/28/19	(8,801)
GBP	67,588	USD	(84,385)	The Bank of New York Mellon	9/26/19	(1,939)
USD	150,268	MXN	(2,904,682)	The Bank of New York Mellon	10/29/19	764
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(88,151)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
11	Australia 10-Year Bond	9/16/19	$1,065,722	$1,092,648	$26,926
6	Canada 10-Year Bond	9/19/19	643,835	647,109	3,274
5	Euro BUXL 30 Year Bond	9/6/19	1,089,926	1,158,323	68,397
4	Euro-Bund	9/6/19	757,937	776,295	18,358
1	U.S. Ultra Bond (CBT)	9/19/19	173,430	177,563	4,133
			$3,730,850	$3,851,938	$121,088

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
17	Euro-Bobl	9/6/19	$2,521,884	$2,544,121	$(22,237)
21	U.S. 5 Year Note (CBT)	9/30/19	2,463,195	2,468,648	(5,453)
24	U.S. 10 Year Note (CBT)	9/19/19	3,033,609	3,058,125	(24,516)
17	U.S. 10 Year Ultra	9/19/19	2,304,828	2,343,344	(38,516)
6	U.S. Long Bond (CBT)	9/19/19	913,750	933,562	(19,812)
			$11,237,266	$11,347,800	$(110,534)

TOTAL FUTURES CONTRACTS			$(7,506,416)	$(7,495,862)	$10,554

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$265,342	$–	$–	$265,342
Asset Backed Securities	–	175,552	–	175,552
Collateralized Mortgage Obligations	–	2,760,212	–	2,760,212
Corporate Bonds	–	15,201,607	–	15,201,607
Foreign Government Bonds	–	9,460,549	–	9,460,549
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	52,623	52,623
Municipal Bonds	–	53,972	–	53,972
Senior Secured Floating Rate Loan Interests	–	2,625,879	–	2,625,879
Supranational Bond	–	127,830	–	127,830
U.S. Government and Agency Obligations	–	7,723,053	–	7,723,053
Over The Counter (OTC) Currency Put Option Purchased	–	73,958	–	73,958
Closed-end Fund	–	1,494,577	–	1,494,577
Total Investments in Securities	$265,342	$39,697,189	$52,623	$40,015,154
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(706)	$–	$(706)
Net unrealized depreciation on forward foreign currency contracts	–	(88,151)	–	(88,151)
Net unrealized appreciation on futures contracts	10,554	–	–	10,554
Total Other Financial Instruments	$10,554	$(88,857)	$–	$(78,303)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 10/31/18	$87,326
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(11,762)
Accrued discounts/premiums	--
Purchases	40,962
Sales	(63,903)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/19	$52,623
*	Transfers are calculated on the beginning of period value. For nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(11,762).